Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred Revenue

	2016	2015
Deferred revenue on time charters	$26,879	$14,271
Deferred interest on lease receivable	—	1,428
Other deferred revenue	2,828	9,230
Deferred revenue	29,707	24,929
Current portion	(28,179)	(22,199)
Deferred revenue	$1,528	$2,730